UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

10 South Riverside Plaza
Suite 1520
Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Gerald W. Perritt
10 South Riverside Plaza
Suite 1520
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:   (312) 669-1650

Date of fiscal year end:   October 31

Date of reporting period:   July 1, 2003 to June 30, 2004

Proxy Voting Record for the Reporting Period from July 1, 2003 to June 30, 2004

        Perritt MicroCap Opportunities Fund, Inc. (the “Fund”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940. The tables below disclose the following information for each matter relating to a portfolio security of the Fund considered at any shareholder meeting held during the period covered by this report, with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

•	The shareholder meeting date; and

•	A brief identification of the matter voted on.

        For each matter identified in the table below: (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date	Proposal*
Aceto Corporation	ACET	004446100	12/04/2003	1,2,4

AEP Industries Inc.	AEPI	001031103	04/13/2004	1,2,3

Aeroflex Incorporated	ARXX	007768104	11/06/2003	1

Air Methods Corporation	AIRM	009128307	06/17/2004	1,3

Aladdin Knowledge Systems Ltd.	ALDN	M0392N101	12/16/2003	3

Allied Defense Group, Inc.	ADG	019118108	06/04/2004	1,2

Allied Healthcare Products, Inc.	AHPI	019222108	11/14/2003	1

American Software, Inc.	AMSWA	029683109	08/16/2004	1

AMX Corporation	AMXC	00180C105	08/19/2004	1,2

Ashworth, Inc.	ASHW	04516H101	03/24/2004	1

Barrett Business Services, Inc.	BBSI	068463108	05/12/2004	1

* Proposal to:
1.	Elect directors.
2.	Ratify auditors selected by issuer.
3.	Approve amendment to stock purchase plan and/or incentive plan.
4.	Approve amendment to charter documents relating to the increase or decrease of the number of authorized shares and/or the par value of the shares.
5.	Approve the issuance of securities.
6.	Approve amendment to certificate of incorporation.
7.	Approve indemnification agreement between officers and directors.
8.	Authorize board of directors to fix the auditors’ remuneration or executive compensation.

Issuer	Symbol	CUSIP	Meeting Date	Proposal*

Boston Acoustics, Inc.	BOSA	100534106	08/17/2004	1,2

Bradley Pharmaceuticals, Inc.	BDY	104576103	06/15/2004	1

Brigham Exploration Company	BEXP	109178103	06/03/2004	1,2,4

Britesmile, Inc.	BSML	110415205	06/25/2004	1,2,3

Cantel Medical Corp.	CMN	138098108	12/17/2003	1,2,3

Captaris, Inc.	CAPA	14071N104	05/04/2004	1,2

Captiva Software Corporation	CPTV	14073T109	05/26/2004	1,2,3

CardioTech International, Inc.	CTE	14160C100	09/09/2004	1,3

Cellstar Corporation	CLST	150925204	02/10/2004	1,3

Centene Corporation	CNC	15135B101	05/04/2004	1,4

Century Aluminum Company	CENX	156431108	07/16/2004	1,2,3

Checkpoint Systems, Inc.	CKP	162825103	04/29/2004	1,2,3

CNS, Inc.	CNXS	126136100	08/25/2004	1,2

Comarco Inc.	CMRO	200080109	06/22/2004	1

Curative Health Services Inc.	CURE	23126W100	06/02/2004	1,2

D & K Health Resources, Inc.	DKHR	232861104	11/12/2003	1,2

Datatec Systems, Inc.	DATC	238128102	10/21/2003	1,2,4

Dawson Geophysical Company	DWSN	239359102	01/27/2004	1,2,3

Deckers Outdoor Corporation	DECK	243537107	06/07/2004	1,2

Del Laboratories, Inc.	DLI	245091103	05/25/2004	1,3

Digi International, Inc.	DGII	253798102	01/22/2004	1,2

DrugMax, Inc.	DMAX	262240104	10/10/2003	1,2,3

Duckwall-ALCO Stores, Inc.	DUCK	264142100	05/27/2004	1,2

EDGAR Online, Inc.	EDGR	279765101	05/27/2004	1,2,4

Electric City Corp.	ELC	284868106	05/26/2004	1

Equity Marketing, Inc.	EMAK	294724109	05/20/2004	1,2,3,4

Evolving Systems, Inc.	EVOL	30049R100	05/13/2004	1,2,3,6

Exponent, Inc.	EXPO	30214U102	06/02/2004	1,2

Factory Card & Party Outlet Corp.	FCPO	303051106	06/02/2004	1,2

Finlay Enterprises, Inc.	FNLY	317884203	06/17/2004	1

Finlay Enterprises, Inc.	FNLY	317884203	09/08/2004	3

Flanders Corporation	FLDR	338494107	12/19/2003	1

Flexsteel Industries, Inc.	FLXS	339382103	12/08/2003	1,2

Frozen Food Express Industries, Inc.	FFEX	359360104	04/29/2004	1,3

* Proposal to:
1.	Elect directors.
2.	Ratify auditors selected by issuer.
3.	Approve amendment to stock purchase plan and/or incentive plan.
4.	Approve amendment to charter documents relating to the increase or decrease of the number of authorized shares and/or the par value of the shares.
5.	Approve the issuance of securities.
6.	Approve amendment to certificate of incorporation.
7.	Approve indemnification agreement between officers and directors.
8.	Authorize board of directors to fix the auditors’ remuneration or executive compensation.

Issuer	Symbol	CUSIP	Meeting Date	Proposal*

Gilat Satellite Networks Ltd.	GILTF	M51474118	04/29/2004	2,3

Global Industries, Ltd.	GLBL	379336100	05/11/2004	1

Gulfmark Offshore, Inc.	GMRK	402629109	05/10/2004	1,2

Harvest Natural Resources, Inc.	HNR	41754V103	05/20/2004	1,2,3

Healthcare Services Group, Inc.	HCSG	421906108	05/25/2004	1,2

Helen of Troy Limited	HELE	G4388N106	08/31/2004	1,2,3

Hooker Furniture Corporation	HOFT	439038100	03/30/2004	1,2

Horizon Health Corporation	HORC	44041Y104	01/29/2004	1

Hycor Biomedical Inc.	HYBD	448623108	06/02/2004	9

Integrated Electrical Services, Inc.	IES	45811E103	01/22/2004	1,2,3

KCS Energy, Inc.	KCS	482434206	05/27/2004	1

Layne Christensen Company	LAYN	521050104	06/03/2004	1,2,3

Lesco, Inc.	LSCO	526872106	05/12/2004	1

LifeCell Corporation	LIFC	531927101	07/15/2004	1

Lifeline Systems, Inc.	LIFE	532192101	12/03/2003	4

Lifeline Systems, Inc.	LIFE	532191101	05/04/2004	1,2

Management Network Group, Inc.	TMNG	561693102	06/03/2004	1,2

MarineMax, Inc.	HZO	567908108	02/05/2004	1,2

Matrix Service Company	MTRX	576853105	10/21/2003	1,2,3

Matrixx Initiatives, Inc.	MTXX	57685L105	04/28/2004	1

Maxwell Technologies, Inc.	MXWL	577767106	05/06/2004	1

Measurement Specialties, Inc.	MSS	583421102	09/08/2004	1,2

Medical Action Industries, Inc.	MDCI	58449L100	08/05/2004	1,2,3

Michael Baker Corporation	BKR	057149106	04/22/2004	1,3

Modlflow Corporation	MFLO	608507109	11/18/2003	1,3

Modtech Holdings, Inc.	MODT	60783C100	08/10/2004	1

Monaco Coach Corporation	MNC	60886R103	05/18/2004	1,2,3,8

Monarch Casino & Resort, Inc.	MCRI	609927107	05/26/2004	1

Monmouth Real Estate Investment Corporation	MNRTA	609720107	04/29/2004	1,2

Monro Muffler Brake, Inc.	MNRO	610236101	12/02/2003	4

Monro Muffler Brake, Inc.	MNRO	610236101	08/10/2004	1,2

Multimedia Games, Inc.	MGAM	625453105	02/02/2004	1,2,3

National Dentex Corporation	NADX	63563H109	04/13/2004	1,2,3

Network Engines, Inc.	NENG	64121A107	03/16/2004	1,2,3

* Proposal to:
1.	Elect directors.
2.	Ratify auditors selected by issuer.
3.	Approve amendment to stock purchase plan and/or incentive plan.
4.	Approve amendment to charter documents relating to the increase or decrease of the number of authorized shares and/or the par value of the shares.
5.	Approve the issuance of securities.
6.	Approve amendment to certificate of incorporation.
7.	Approve indemnification agreement between officers and directors.
8.	Authorize board of directors to fix the auditors’ remuneration or executive compensation.

Issuer	Symbol	CUSIP	Meeting Date	Proposal*

Newpark Resources, Inc.	NR	651718504	06/09/2004	1,2,3

Noble International, Ltd.	NOBL	655053106	05/12/2004	1,2

OMI Corporation	OMM	Y6476W104	05/25/2004	1,2

Omni Energy Services Corp.	OMNI	68210T208	06/17/2004	1,3

Option Care Inc.	OPTN	683948103	05/11/2004	1,2,3

Penford Corporation	PENX	707051108	01/20/2004	1

Perry Ellis International, Inc.	PERY	288853104	06/03/2004	1,2

PetMed Express, Inc.	PETS	716382106	08/06/2004	1,2

PLATO Learning, Inc.	TUTR	72764Y100	11/17/2003	1

PLATO Learning, Inc.	TUTR	72764Y100	03/04/2004	1,2

Poore Brothers, Inc.	SNAK	732813100	05/18/2004	1,4

Printronix, Inc.	PTNX	742578107	08/17/2004	1

Psychemedics Corporation	PMD	744375205	05/13/2004	1

Q.E.P. Co., Inc.	QEPC	74727K102	07/09/2004	1,2,3

Quixote Corporation	QUIX	749056107	11/13/2003	1,2

Raven Industries, Inc.	RAVN	754212108	05/26/2004	1

RC2 Corporation	RCRC	749388104	05/07/2004	1,2

Rentrak Corporation	RENT	760174102	08/24/2004	1

REX Stores Corporation	RSC	761624105	05/27/2004	1

RF Monolithics, Inc.	RFMI	74955F106	01/21/2004	1,2,3,4

Rimage Corporation	RIMG	766721104	05/19/2004	1

Rush Enterprises, Inc.	RUSHB	781846308	05/19/2004	1,2,3

Rush Enterprises, Inc.	RUSHA	781846209	05/19/2004	1,2,3

SFBC International, Inc.	SFCC	784121105	06/21/2004	1,2,3,4

Sonic Innovations, Inc.	SNCI	83545M109	05/06/2004	1,2,3

Starcraft Corporation	STCR	855269106	01/12/2004	1,2,3,4

Stewart Enterprises, Inc.	STEI	860370105	04/13/2004	1,2

Stratex Networks, Inc.	STXN	86279T109	08/16/2004	1,2

Sunopta Inc.	STKL	8676EP108	05/13/2004	1,2,3

Synagro Technologies, Inc.	SYGR	871562203	06/01/2004	1

TBC Corporation	TBCC	872180104	04/28/2004	1,3

Tejon Ranch Co.	TRC	879080109	05/11/2004	1,3,7

Telecommunication Systems, Inc.	TSYS	87929J103	07/15/2004	1,3

The Keith Companies	TKCI	487539108	05/18/2004	1,2

* Proposal to:
1.	Elect directors.
2.	Ratify auditors selected by issuer.
3.	Approve amendment to stock purchase plan and/or incentive plan.
4.	Approve amendment to charter documents relating to the increase or decrease of the number of authorized shares and/or the par value of the shares.
5.	Approve the issuance of securities.
6.	Approve amendment to certificate of incorporation.
7.	Approve indemnification agreement between officers and directors.
8.	Authorize board of directors to fix the auditors’ remuneration or executive compensation.

Issuer	Symbol	CUSIP	Meeting Date	Proposal*

The Middleby Corporation	MIDD	596278101	12/15/2003	3

The Middleby Corporation	MIDD	596278101	05/19/2004	1,2

Tradestation Group, Inc.	TRAD	89267P105	07/21/2004	1,2

TransportCorporation of America, Inc.	TCAM	89385P102	05/27/2004	1,3

Transwitch Corporation	TXCC	894065101	05/20/2004	1

Trinity Biotech plc	TRIB	896438108	05/17/2004	2,3,8

Tyler Technologies, Inc.	TYL	902252105	05/06/2004	1,2,3

Ultimate Electronics, Inc.	ULTE	903849107	06/23/2004	1,2

Universal Electronics Inc.	UEIC	913483103	06/14/2003	1,2,8

Urecoats Industries Inc.	URT	91724E400	06/22/2004	1

USA Truck, Inc.	USAK	902925106	05/05/2004	1,3

Vasogen Inc.	VSGN	92232F103	05/12/2004	2,3

Versar, Inc.	VSR	925297103	11/19/2003	1,2,4

Walt Disney Co.	DIS	254687106	03/03/2004	1,2,3

Water Pik Technologies	PIK	94113U100	05/13/2004	1,2,3

Water Pik Technologies, Inc.	PIK	94113U100	05/13/2004	1,2,3

White Electronic Designs Corporation	WEDC	963801105	03/03/2004	1

Willbros Group, Inc.	WG	969199108	05/20/2004	1,2,3

World Airways, Inc.	WLDA	98142H105	12/15/2003	5

World Airways, Inc.	WLDA	98142H105	05/06/2004	1,2,3

World Fuel Services Corporation	INT	981475106	05/27/2004	1,2,3

Young Innovations, Inc.	YDNT	987520103	05/05/2004	1

ZEVEX International, Inc.	ZVXI	98950E400	05/24/2004	1

* Proposal to:
1.	Elect directors.
2.	Ratify auditors selected by issuer.
3.	Approve amendment to stock purchase plan and/or incentive plan.
4.	Approve amendment to charter documents relating to the increase or decrease of the number of authorized shares and/or the par value of the shares.
5.	Approve the issuance of securities.
6.	Approve amendment to certificate of incorporation.
7.	Approve indemnification agreement between officers and directors.
8.	Authorize board of directors to fix the auditors’ remuneration or executive compensation.

SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Dated August 26, 2004.

PERRITT MICROCAP OPPORTUNITIES FUND, INC.
By: /s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)